Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	16.90%	13.60%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	13.20%	13.80%